Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Software and electronic equipment	7,092	14,453
Buildings	18,592	19,342
Leasehold improvements	9,327	10,404
Total	35,011	44,199
Less: accumulated depreciation	(6,256)	(12,029)
Construction in progress	—	7,872
Property, plant and equipment, net	28,755	40,042

The Group has recorded depreciation expenses of RMB2,399, RMB3,542 and RMB5,773 during the years ended December 31, 2016, 2017 and 2018, respectively. No impairment was recorded during the years ended December 31, 2016, 2017 and 2018.

Construction in progress includes leasehold improvements as well as the implementation of an information technology system.